Intangible Asset (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2023
Intangible Asset [Line Items]
Cash	$ 4,540			$ 2,500
Additional deferred cash	1,120
Purchase costs	321
Acquisition of intangible asset	$ 4,861
Amortized over period	10 years
Impairment to its intangible asset	$ 1,344	$ 1,042
Estimated useful life	7 years 9 months 18 days	8 years 8 months 12 days
Growth rate, percentage	27.80%	13.80%
Long term, percentage	2.00%	2.00%
Discount rate, percentage	21.90%	20.60%
Intangible Asset [Member]
Intangible Asset [Line Items]
Depreciation expenses	$ 366	$ 486